Note 4 - Vessels, Net - Summary of Vessels (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Net book value	$ 176,111,486
Vessel depreciation	(7,827,654)	$ (3,193,086)
Net book value	233,602,546
Vessels [Member]
Costs	201,187,677
Accumulated depreciation	(25,076,191)
Net book value	176,111,486
Vessel depreciation	(7,827,654)
Capitalized expenses	1,012,580
Costs	266,506,391
Accumulated depreciation	(32,903,845)
Net book value	233,602,546
M/V Emmanuel P [Member]
- Delivery of Vessels	33,270,105
M/V Rena P [Member]
- Delivery of Vessels	$ 31,036,029